Pay vs Performance Disclosure Unit_pure in Thousands	12 Months Ended
	Dec. 31, 2023 USD ($)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 USD ($)
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table
Pay Versus Performance Table
As required by Item 402(v) of
Regulation S-K, we
are providing the following information regarding the relationship between executive compensation and our financial performance for each of the last four completed fiscal years. The table below summarizes compensation values both previously reported in our Summary Compensation Table, as well as the adjusted values required in this section for the applicable years. Note that for our Named Executive Officers (each an “NEO”) other than our principal executive officer (the “PEO”), compensation is reported as an average.

Year	Summary Compensation Table Total for First PEO(1)	Summary Compensation Table Total for Second PEO(1)	Compensation Actually Paid to First PEO(1)	Compensation Actually Paid to Second PEO(1)	Average Summary Compensation Table Total for Non-CEO NEOs(1)	Average Compensation Actually Paid to Non-CEO NEOs(1)(2)	Value of Initial Fixed $100 Investment Based On:		Net Loss (in thousands)	Adjusted EBITDA (in thousands)
							Total Shareholder Return	Peer Group Total Shareholder Return
2023	N/A	7,132,091	N/A	1,904,420	2,322,168	1,158,681	51.45	109.63	(23,360)	248,880
2022	N/A	2,548,319	N/A	1,886,664	915,480	899,231	58.45	102.76	(20,145)	206,233
2021	7,234,574	8,123,233	8,207,367	16,199,112	2,713,792	3,627,261	46.26	63.42	(131,891)	125,940
2020	3,973,463	N/A	736,558	N/A	880,505	641,151	53.00	56.62	(307,045)	100,186

(1)	The PEO and the non-PEO NEOs for each year are as follows:

(i)	2023 and 2022: Mr. Jardon, Second PEO; Messrs. Fanning, Geddes, McAlister, Russell, NEOs

(ii)	2021: Mr. Kearney, First PEO; Mr. Jardon, Second PEO; Messrs. Fanning, Geddes, McAlister, Russell and Symington and Ms. Cougle, NEOs

(iii)	2020: Mr. Kearney, First PEO; Messrs. Russell, Lakey and Symington and Ms. Cougle, NEOs

(2)	To calculate Compensation Actually Paid (“CAP”), the following amounts were deducted from and added to Summary Compensation Table (“SCT”) total compensation:
First
PEO (Kearney) SCT Total to CAP Reconciliation

Year	Salary	Bonus and Non-Equity Incentive Compensation	Other Compensation	SCT Total	Deductions from SCT Total	Additions to SCT Total	CAP
		(i)			(ii)	(iii)
2023	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2022	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2021	471,765	—	3,643,750	7,234,574	(3,119,059)	4,091,852	8,207,367
2020	709,637	354,825	12,825	3,973,463	(2,896,176)	(340,729)	736,558
Second PEO (Jardon) SCT Total to CAP Reconciliation

Year	Salary	Bonus and Non-Equity Incentive Compensation	Other Compensation	SCT Total	Deductions from SCT Total	Additions to SCT Total	CAP
		(i)			(ii)	(iii)
2023	1,000,000	937,500	25,200	7,132,091	(5,169,391)	(58,280)	1,904,420
2022	1,000,000	1,117,500	430,819	2,548,319	—	(661,655)	1,886,664
2021	1,149,618	1,008,900	12,000	8,123,233	(5,952,714)	14,028,593	16,199,112
2020	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Average
Non-PEO
NEOs SCT Total to CAP Reconciliation

Year	Salary	Bonus and Non-Equity Incentive Compensation	Other Compensation	SCT Total	Deductions from SCT Total	Additions to SCT Total	CAP
		(i)			(ii)	(iii)
2023	447,099	335,324	110,165	2,322,168	(1,429,580)	266,093	1,158,681
2022	445,328	398,123	72,029	915,480	—	(16,248)	899,231
2021	406,922	242,138	634,634	2,713,792	(1,430,265)	2,343,734	3,627,261
2020	345,357	151,244	5,332	880,505	(378,573)	139,219	641,151

(i)	Reflects “all other compensation” reported in the SCT for each year shown.

(ii)
Represents the grant date fair value of equity-based awards granted each year. We did not report a change in pension value for any of the years reflected in this table; therefore, a deduction from SCT total related to pension value is not needed.

(iii)
Reflects the value of equity calculated in accordance with the SEC methodology for determining CAP for each year shown. The equity component of CAP for fiscal year 2023 is further detailed in the supplemental table below.

Supplemental
Second PEO (Jardon) Equity Component of CAP for FY 2023:

Equity Type	Fair Value of Current Year Equity Awards at 12/31/2023	Change in Value of Prior Years’ Awards Unvested at 12/31/2023	Change in Value of Prior Years’ Awards That Vested in FY 2023	Fair Value of Prior Years’ Awards Forfeited in FY 2023	Equity Value Included in CAP
RSU	1,156,015	(166,578)	80,651	—	1,070,088
PRSU	2,413,689	(803,871)	—	—	1,609,819
Option	—	—	(51,440)	(2,686,746)	(2,738,186)
Total	3,569,704	(970,449)	29,211	(2,686,746)	(58,280)
Average
Non-PEO
NEOs Equity Component of CAP for FY 2023:

Equity Type	Fair Value of Current Year Equity Awards at 12/31/2023	Change in Value of Prior Years’ Awards Unvested at 12/31/2023	Change in Value of Prior Years’ Awards That Vested in FY 2023	Fair Value of Prior Years’ Awards Forfeited in FY 2023	Equity Value Included in CAP
RSU	319,694	(77,826)	41,388	—	283,255
PRSU	667,498	(178,566)	2,090	(9,304)	481,719
Option	—	—	22,171	(521,051)	(498,881)
Total	987,191	(256,392)	65,649	(530,355)	266,093

(3)	The peer group used for total shareholder return is SPDR S&P Oil & Gas Equipment & Services ETF (XES).

Company Selected Measure Name	Adjusted EBITDA
Named Executive Officers, Footnote
(1)	The PEO and the non-PEO NEOs for each year are as follows:

(i)	2023 and 2022: Mr. Jardon, Second PEO; Messrs. Fanning, Geddes, McAlister, Russell, NEOs

(ii)	2021: Mr. Kearney, First PEO; Mr. Jardon, Second PEO; Messrs. Fanning, Geddes, McAlister, Russell and Symington and Ms. Cougle, NEOs

(iii)	2020: Mr. Kearney, First PEO; Messrs. Russell, Lakey and Symington and Ms. Cougle, NEOs

Peer Group Issuers, Footnote	The peer group used for total shareholder return is SPDR S&P Oil & Gas Equipment & Services ETF (XES).
Adjustment To PEO Compensation, Footnote
(2)	To calculate Compensation Actually Paid (“CAP”), the following amounts were deducted from and added to Summary Compensation Table (“SCT”) total compensation:
First
PEO (Kearney) SCT Total to CAP Reconciliation

Year	Salary	Bonus and Non-Equity Incentive Compensation	Other Compensation	SCT Total	Deductions from SCT Total	Additions to SCT Total	CAP
		(i)			(ii)	(iii)
2023	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2022	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2021	471,765	—	3,643,750	7,234,574	(3,119,059)	4,091,852	8,207,367
2020	709,637	354,825	12,825	3,973,463	(2,896,176)	(340,729)	736,558
Second PEO (Jardon) SCT Total to CAP Reconciliation

Year	Salary	Bonus and Non-Equity Incentive Compensation	Other Compensation	SCT Total	Deductions from SCT Total	Additions to SCT Total	CAP
		(i)			(ii)	(iii)
2023	1,000,000	937,500	25,200	7,132,091	(5,169,391)	(58,280)	1,904,420
2022	1,000,000	1,117,500	430,819	2,548,319	—	(661,655)	1,886,664
2021	1,149,618	1,008,900	12,000	8,123,233	(5,952,714)	14,028,593	16,199,112
2020	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Supplemental
Second PEO (Jardon) Equity Component of CAP for FY 2023:

Equity Type	Fair Value of Current Year Equity Awards at 12/31/2023	Change in Value of Prior Years’ Awards Unvested at 12/31/2023	Change in Value of Prior Years’ Awards That Vested in FY 2023	Fair Value of Prior Years’ Awards Forfeited in FY 2023	Equity Value Included in CAP
RSU	1,156,015	(166,578)	80,651	—	1,070,088
PRSU	2,413,689	(803,871)	—	—	1,609,819
Option	—	—	(51,440)	(2,686,746)	(2,738,186)
Total	3,569,704	(970,449)	29,211	(2,686,746)	(58,280)

Non-PEO NEO Average Total Compensation Amount	$ 2,322,168	$ 915,480	$ 2,713,792	$ 880,505
Non-PEO NEO Average Compensation Actually Paid Amount	$ 1,158,681	899,231	3,627,261	641,151
Adjustment to Non-PEO NEO Compensation Footnote
(2)	To calculate Compensation Actually Paid (“CAP”), the following amounts were deducted from and added to Summary Compensation Table (“SCT”) total compensation:
Average
Non-PEO
NEOs SCT Total to CAP Reconciliation

Year	Salary	Bonus and Non-Equity Incentive Compensation	Other Compensation	SCT Total	Deductions from SCT Total	Additions to SCT Total	CAP
		(i)			(ii)	(iii)
2023	447,099	335,324	110,165	2,322,168	(1,429,580)	266,093	1,158,681
2022	445,328	398,123	72,029	915,480	—	(16,248)	899,231
2021	406,922	242,138	634,634	2,713,792	(1,430,265)	2,343,734	3,627,261
2020	345,357	151,244	5,332	880,505	(378,573)	139,219	641,151

(i)	Reflects “all other compensation” reported in the SCT for each year shown.

(ii)
Represents the grant date fair value of equity-based awards granted each year. We did not report a change in pension value for any of the years reflected in this table; therefore, a deduction from SCT total related to pension value is not needed.

(iii)
Reflects the value of equity calculated in accordance with the SEC methodology for determining CAP for each year shown. The equity component of CAP for fiscal year 2023 is further detailed in the supplemental table below.

Supplemental
Average
Non-PEO
NEOs Equity Component of CAP for FY 2023:

Equity Type	Fair Value of Current Year Equity Awards at 12/31/2023	Change in Value of Prior Years’ Awards Unvested at 12/31/2023	Change in Value of Prior Years’ Awards That Vested in FY 2023	Fair Value of Prior Years’ Awards Forfeited in FY 2023	Equity Value Included in CAP
RSU	319,694	(77,826)	41,388	—	283,255
PRSU	667,498	(178,566)	2,090	(9,304)	481,719
Option	—	—	22,171	(521,051)	(498,881)
Total	987,191	(256,392)	65,649	(530,355)	266,093

Compensation Actually Paid vs. Total Shareholder Return
The following graph compares the compensation actually paid to our PEO(s), the average of the compensation actually paid to our remaining NEOs and the TSR performance of our common units with the TSR performance of our comparison group. For purposes of our equity compensation program, we use the SPDR S&P Oil & Gas Equipment & Services ETF (XES) as our comparison group. The TSR amounts in the graph assume that $100 was invested beginning on December 31, 2019 and that all distributions or dividends were reinvested on a quarterly basis.

Compensation Actually Paid Versus TSR ($)
	12/31/20	12/31/21	12/31/22	12/31/23
Compensation Actually Paid to First PEO	736,558	8,207,367	—	—
Compensation Actually Paid to Second PEO	—	16,199,112	1,886,664	1,904,420
Average Compensation Actually Paid to Non-PEO NEOs	641,151	3,627,261	899,231	1,158,681
TSR	53.00	46.26	58.45	51.45
Peer Group TSR	56.62	63.42	102.76	109.63

Compensation Actually Paid vs. Net Income
The following graph compares the compensation actually paid to our PEO(s), the average of the compensation actually paid to our remaining NEOs and our Net Loss.

Compensation Actually Paid Versus Net Loss ($)
	12/31/20	12/31/21	12/31/22	12/31/23
Compensation Actually Paid to First PEO	736,558	8,207,367	—	—
Compensation Actually Paid to Second PEO	—	16,199,112	1,886,664	1,904,420
Average Compensation Actually Paid to Non-PEO NEOs	641,151	3,627,261	899,231	1,158,681
Net Loss	(307,045)	(131,891)	(20,145)	(23,360)

Compensation Actually Paid vs. Company Selected Measure
The following graph compares the compensation actually paid to our PEO(s), the average of the compensation actually paid to our remaining NEOs and our Adjusted EBITDA.

Compensation Actually Paid Versus Adjusted EBITDA ($)
	12/31/20	12/31/21	12/31/22	12/31/23
Compensation Actually Paid to First PEO	736,558	8,207,367	—	—
Compensation Actually Paid to Second PEO	—	16,199,112	1,886,664	1,904,420
Average Compensation Actually Paid to Non-PEO NEOs	641,151	3,627,261	899,231	1,158,681
Adjusted EBITDA	100,186	125,940	206,233	248,880

Total Shareholder Return Vs Peer Group
The following graph compares the compensation actually paid to our PEO(s), the average of the compensation actually paid to our remaining NEOs and the TSR performance of our common units with the TSR performance of our comparison group. For purposes of our equity compensation program, we use the SPDR S&P Oil & Gas Equipment & Services ETF (XES) as our comparison group. The TSR amounts in the graph assume that $100 was invested beginning on December 31, 2019 and that all distributions or dividends were reinvested on a quarterly basis.

Compensation Actually Paid Versus TSR ($)
	12/31/20	12/31/21	12/31/22	12/31/23
Compensation Actually Paid to First PEO	736,558	8,207,367	—	—
Compensation Actually Paid to Second PEO	—	16,199,112	1,886,664	1,904,420
Average Compensation Actually Paid to Non-PEO NEOs	641,151	3,627,261	899,231	1,158,681
TSR	53.00	46.26	58.45	51.45
Peer Group TSR	56.62	63.42	102.76	109.63

Tabular List, Table
Narrative Disclosure to Pay Versus Performance Table
For the fiscal year ending December 31, 2023, the Company used Total Stockholder Return (TSR) to link PRSU equity grants to performance. In addition, the Company used two financial performance measures to link compensation actually paid to its NEOs to company performance under its annual cash incentive program, Adjusted EBITDA and Free Cash Flow. In addition to these financial performance measures, the Company also used Total Recordable Case Frequency and ESG as non-financial
performance measures under its annual cash incentive program. For a description of the Company’s PRSU grants, see page 27 and for a description of the Company’s annual cash incentive program, see page 25.

Important Performance Measures for 2023
TSR
Adjusted EBITDA
Free Cash Flow
Total Recordable Case Frequency
ESG

Total Shareholder Return Amount	$ 51.45	58.45	46.26	53
Peer Group Total Shareholder Return Amount	109.63	102.76	63.42	56.62
Net Income (Loss)	$ (23,360,000)	$ (20,145,000)	$ (131,891,000)	$ (307,045,000)
Company Selected Measure Amount	248,880	206,233	125,940	100,186
Measure:: 1
Pay vs Performance Disclosure
Name	TSR
Measure:: 2
Pay vs Performance Disclosure
Name	Adjusted EBITDA
Measure:: 3
Pay vs Performance Disclosure
Name	Free Cash Flow
Measure:: 4
Pay vs Performance Disclosure
Name	Total Recordable Case Frequency
Measure:: 5
Pay vs Performance Disclosure
Name	ESG
Kearney [Member]
Pay vs Performance Disclosure
PEO Total Compensation Amount			$ 7,234,574	$ 3,973,463
PEO Actually Paid Compensation Amount			$ 8,207,367	$ 736,558
PEO Name			Mr. Kearney	Mr. Kearney
Jardon [Member]
Pay vs Performance Disclosure
PEO Total Compensation Amount	$ 7,132,091	$ 2,548,319	$ 8,123,233
PEO Actually Paid Compensation Amount	$ 1,904,420	$ 1,886,664	$ 16,199,112
PEO Name	Mr. Jardon	Mr. Jardon	Mr. Jardon
PEO | Fair Value of Current Year Equity Awards RSUs [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ 1,156,015
PEO | Fair Value of Current Year Equity Awards PRSUs [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	2,413,689
PEO | Fair Value of Current Year Equity Awards [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	3,569,704
PEO | Change in Value of Prior Years Awards Unvested RSUs [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(166,578)
PEO | Change in Value of Prior Years Awards Unvested PRSUs [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(803,871)
PEO | Change in Value of Prior Years Awards Unvested [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(970,449)
PEO | Change in Value of Prior Years Awards That Vested RSUs [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	80,651
PEO | Change in Value of Prior Years Awards That Vested Option [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(51,440)
PEO | Change in Value of Prior Years Awards That Vested [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	29,211
PEO | Fair Value of Prior Years Awards Forfeited Option [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(2,686,746)
PEO | Fair Value of Prior Years Awards Forfeited [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(2,686,746)
PEO | Equity Value Included in CAP RSUs [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	1,070,088
PEO | Equity Value Included in CAP PRSUs [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	1,609,819
PEO | Equity Value Included in CAP Option [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(2,738,186)
PEO | Equity Value Included in CAP [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(58,280)
PEO | Kearney [Member] | Salary [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			$ 471,765	$ 709,637
PEO | Kearney [Member] | Bonus and Non Equity Incentive Compensation [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount				354,825
PEO | Kearney [Member] | Other Compensation [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			3,643,750	12,825
PEO | Kearney [Member] | Deductions From SCT Total [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			(3,119,059)	(2,896,176)
PEO | Kearney [Member] | Additions To SCT Total [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			4,091,852	(340,729)
PEO | Jardon [Member] | Salary [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	1,000,000	$ 1,000,000	1,149,618
PEO | Jardon [Member] | Bonus and Non Equity Incentive Compensation [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	937,500	1,117,500	1,008,900
PEO | Jardon [Member] | Other Compensation [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	25,200	430,819	12,000
PEO | Jardon [Member] | Deductions From SCT Total [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(5,169,391)		(5,952,714)
PEO | Jardon [Member] | Additions To SCT Total [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(58,280)	(661,655)	14,028,593
Non-PEO NEO | Salary [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	447,099	445,328	406,922	345,357
Non-PEO NEO | Bonus and Non Equity Incentive Compensation [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	335,324	398,123	242,138	151,244
Non-PEO NEO | Other Compensation [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	110,165	72,029	634,634	5,332
Non-PEO NEO | Deductions From SCT Total [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(1,429,580)		(1,430,265)	(378,573)
Non-PEO NEO | Additions To SCT Total [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	266,093	$ (16,248)	$ 2,343,734	$ 139,219
Non-PEO NEO | Fair Value of Current Year Equity Awards RSUs [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	319,694
Non-PEO NEO | Fair Value of Current Year Equity Awards PRSUs [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	667,498
Non-PEO NEO | Fair Value of Current Year Equity Awards [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	987,191
Non-PEO NEO | Change in Value of Prior Years Awards Unvested RSUs [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(77,826)
Non-PEO NEO | Change in Value of Prior Years Awards Unvested PRSUs [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(178,566)
Non-PEO NEO | Change in Value of Prior Years Awards Unvested [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(256,392)
Non-PEO NEO | Change in Value of Prior Years Awards That Vested RSUs [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	41,388
Non-PEO NEO | Change in Value of Prior Years Awards That Vested PRSUs [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	2,090
Non-PEO NEO | Change in Value of Prior Years Awards That Vested Option [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	22,171
Non-PEO NEO | Change in Value of Prior Years Awards That Vested [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	65,649
Non-PEO NEO | Fair Value of Prior Years Awards Forfeited PRSU [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(9,304)
Non-PEO NEO | Fair Value of Prior Years Awards Forfeited Option [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(521,051)
Non-PEO NEO | Fair Value of Prior Years Awards Forfeited [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(530,355)
Non-PEO NEO | Equity Value Included in CAP RSUs [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	283,255
Non-PEO NEO | Equity Value Included in CAP PRSUs [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	481,719
Non-PEO NEO | Equity Value Included in CAP Option [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(498,881)
Non-PEO NEO | Equity Value Included in CAP [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ 266,093